Long-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Investment [Line Items]
Accumulated impairment of equity investments without readily determinable fair value		¥ 691,382		¥ 697,633		$ 94,719
Investment in fair value method investment		8,626		43,333		1,182
Payments to acquire equity investments		1,084,661	$ 148,598	1,176,030	¥ 1,005,110
(Losses) from equity method investments, net		(16,567)	(2,270)	(2,564)	(12,143)
Impairment loss of equity method investments		12,322	1,688	5,339	0
Realized gains for equity investments with readily determinable fair value		274,191		193,668		37,564
Debt securities available for sale Noncurrent		95,249		111,697		13,049
Unrealized fair value gain (loss) on long-term available-for-sale debt securities		2,642	362	(43,494)	¥ (8,270)
Deconsolidation of Subsidiaries [Member] | Live.me.Inc
Investment [Line Items]
Ownership interest, subsequent to transaction	17.25%				49.60%
Equity investments accounted for using fair value option [Member] | Live.me.Inc
Investment [Line Items]
Investment in fair value method investment		8,626		43,333		$ 1,182
Other Income [Member]
Investment [Line Items]
Payments to acquire equity investments		35,000	4,795		¥ 59,581
Equity Method Investment, Realized Gain (Loss) on Disposal					32,536
Other Income and Other Expense [Member]
Investment [Line Items]
Unrealized (Loss) on Equity Investments using fair value option		(35,354)	(4,843)	(334,921)	(25,601)
Other Nonoperating Income [Member]
Investment [Line Items]
Gain on dividends received from long-term investment investees		1,795	246	5,598	¥ 0
Other Nonoperating Income [Member] | Available-for-sale Securities [Member]
Investment [Line Items]
Remeasurement loss		¥ 12,173	$ 1,668	25,808
Beijing OrionStar [Member] | Other Income [Member]
Investment [Line Items]
Payments to acquire equity investments				¥ 6,000